Statements of Cash Flows (Parentheticals) - shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Conversion of convertible notes, shares	325,000	200,000
Stock Issued for Services [Member]
Issuance of shares of common stock	60,000	600,000